Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Prepayments		¥ 12,352,272
Employee loan		8,007,093		300,000
Advance to staff		3,985,732		2,604,854
Deposits	[1]	2,540,197		1,928,641
Prepaid expenses		366,172		940,146
Value-added tax recoverable		429,063		808,479
Others		4,286,861		593,920
Total		31,967,390		7,176,040
Less: Allowance for credit losses		(351,955)		(351,955)	¥ (351,955)	¥ (351,955)
Total prepayments and other current assets, net		¥ 31,615,435	$ 4,520,947	¥ 6,824,085

[1]	The balance of deposits primarily consisted of office rental deposits and deposits made with distribution channels.